Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company has not granted stock options, stock appreciation rights, or similar instruments with option-like features since 2022 and has no policies or practices to disclose pursuant to Item 402(x)(1) of Regulation S-K.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered

The Company has not granted stock options, stock appreciation rights, or similar instruments with option-like features since 2022 and has no policies or practices to disclose pursuant to Item 402(x)(1) of Regulation S-K.

MNPI Disclosure Timed for Compensation Value	false